Summary of Accounting Policies (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in net assets during the reporting period. Actual results could materially differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Common Collective Trusts are measured using their net asset value (“NAV”) of shares held by the Plan at year-end. See Note 6 - Fair Value Measurements.
Purchases and sales of securities are generally valued on an end-of-trade-date pricing basis with the exception of exchanges in and out of the Southwest Gas Stock Fund. When exchanging into Company Common Stock, the stock purchase will be processed on the trade date in real-time pricing. When exchanging out of Company Common Stock, the stock sale will be processed on the trade date in real-time pricing, and the exchange into another investment option will be processed three business days after the trade date (in accordance with normal securities settlement practice). Exchanges in and out of Company Common Stock are generally reflected in participant accounts the day following the trade date. Other purchase and sale transactions, such as contributions, loans, and withdrawals involving Company Common Stock, are not subject to real-time trading. Dividends are recorded on the ex-dividend date.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants (participant loans) are measured at their unpaid principal balance plus any accrued but unpaid interest. No allowance for credit losses has been recorded at December 31, 2025 or 2024. If a participant ceases to make a note repayment and the Plan administrator deems the note to be a distribution, the note receivable balance is reduced and a benefit payment is recorded.

Contributions Receivable	Contributions Receivable Contributions receivable consist of employer and/or employee contributions, when applicable, made but not yet received by the Plan.
Risks and Uncertainties
Risks and Uncertainties
Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risks as well as changes in prevailing market and interest rates, increases in defaults and credit rating downgrades. Due to the level of risk associated with certain investment securities and the amount invested in Company Common Stock, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.